Description of Business	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Description of Business

NOTE 1	DESCRIPTION OF BUSINESS

Nutrien Ltd. is an integrated ag solutions provider and plays a critical role in helping growers around the globe increase food production in a sustainable manner. The Company’s Retail segment supplies key products and services directly to growers – including crop nutrients, crop protection and seed, as well as agronomic and application services. The Company produces the three essential nutrients – potash, nitrogen and phosphate – required to help farmers grow healthier, more abundant crops.

On January 1, 2018, PotashCorp and Agrium combined their businesses in a transaction by way of a plan of arrangement (the “Merger”) by becoming wholly owned subsidiaries of a new parent company named Nutrien Ltd. (collectively with its subsidiaries, known as “Nutrien” or “the Company” except to the extent the context otherwise requires).

Nutrien is the world’s largest provider of crop inputs and services. The Company is a corporation organized under the laws of Canada and its registered head office is located at Suite 500, 122—1st Avenue South, Saskatoon, Saskatchewan, Canada. As at December 31, 2018, the Company had assets as follows:

Retail

•	more than 1,700 retail facilities across the US, Canada, Australia and key areas of South America

•	capability to formulate and distribute advanced proprietary crop protection products and nutritionals

•	an innovative integrated digital platform for growers and crop consultants

Production (Owned)

Potash

•	six operations in the province of Saskatchewan

Nitrogen

•	eight production facilities in North America: four in the province of Alberta and one located in each of the states of Texas, Georgia, Louisiana and Ohio

•	one large-scale operation in Trinidad

•	seven upgrade facilities in North America: three in the province of Alberta and one in each of the states of Washington, Missouri, Georgia and Alabama

•	50 percent investment in Profertil S.A. (“Profertil”), a nitrogen producer based in Argentina

•	26 percent investment in Misr Fertilizers Production Company S.A.E. (“MOPCO”), a nitrogen producer based in Egypt

Phosphate and Sulfate

•	two mines and processing plants: one in each of the states of North Carolina and Florida

•	a production facility in the province of Alberta

•	phosphate feed plants in the states of Illinois, Missouri and Nebraska

•	an industrial phosphoric acid plant in the state of Ohio

Others

•	investment in Canpotex Ltd. (“Canpotex”), a Canadian potash export, sales and marketing company owned in equal shares by Nutrien and another potash producer

•	22 percent investment in Sinofert, a fertilizer supplier and distributor in China

•	a phosphate processing plant in the state of Louisiana permanently shut down in 2018

•	one potash operation in the province of New Brunswick that will be permanently shut down

Transportation and Distribution

(Leased and Owned)

•	leased or owned approximately 400 terminals and warehouses relating to the Company’s production operations within North America, some of which have multi-product capability

•	leased or owned approximately 15,000 railcars and approximately 31, 000 retail vehicles and application equipment in North America

•	ownership in a joint venture that leases a dry bulk fertilizer port terminal in Brazil allowing for timely delivery of product

•	leased four vessels for ammonia transportation

•	owned one multi-purpose vessel used for molten sulfur and phosphoric acid transportation